PROPERTY AND EQUIPMENT, NET (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY item	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Ambow Beijing Campus And Shenyang K12 [Member] CNY	Dec. 31, 2013 Ambow Beijing Campus And Shenyang K12 [Member] CNY	Dec. 31, 2012 Ambow Beijing Campus And Shenyang K12 [Member] CNY	Mar. 01, 2012 Ambow Beijing Campus And Shenyang K12 [Member] CNY	Dec. 30, 2010 Ambow Beijing Campus And Shenyang K12 [Member] CNY	Dec. 31, 2014 Building [Member] CNY	Dec. 31, 2013 Building [Member] CNY	Dec. 31, 2014 Assets Held Under Capital Leases [Member] CNY	Dec. 31, 2013 Assets Held Under Capital Leases [Member] CNY	Dec. 31, 2014 Vehicles [Member] CNY	Dec. 31, 2013 Vehicles [Member] CNY	Dec. 31, 2014 Office And Computer Equipment [Member] CNY	Dec. 31, 2013 Office And Computer Equipment [Member] CNY	Dec. 31, 2014 Lease hold Improvements [Member] CNY	Dec. 31, 2013 Lease hold Improvements [Member] CNY	Dec. 31, 2014 Construction In Progress [Member] CNY	Dec. 31, 2013 Construction In Progress [Member] CNY
Property Plant And Equipment [Line Items]
Sub-total	284,205	306,675								63,818	64,262	57,324	57,324	5,798	6,624	92,721	95,177	64,544	83,288
Less: accumulated depreciation	(135,043)	(112,009)			(7,241)	(4,822)
Total	149,272	195,382		24,058																110	716
Impairment loss on property and equipment			130,545
Depreciation expenses of continuing operations	35,461	38,622	48,081		2,419	2,268	1,804
Number of deconsolidated entities		3
Capital leases of properties								45,324	12,000
Net carrying value of certain buildings for which the Group is in the process of applying for building ownership certificates	37,020